Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000040838
Shareholder Report [Line Items]
Fund Name	Retirement 2055 Fund
Class Name	Investor Class
Trading Symbol	TRRNX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2055 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2055 Fund - Investor Class	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2055 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,340	9,394	9,335
2015	9,603	9,895	9,689
2016	8,883	9,142	8,968
2016	9,642	10,022	9,762
2016	10,044	10,468	10,146
2016	10,059	10,717	10,202
2017	10,768	11,546	10,903
2017	11,348	11,795	11,317
2017	11,766	12,150	11,644
2017	12,401	13,104	12,400
2018	12,647	13,419	12,599
2018	12,647	13,572	12,680
2018	13,016	14,610	13,136
2018	12,327	13,828	12,408
2019	12,779	14,096	12,736
2019	12,650	13,911	12,535
2019	13,288	14,801	13,070
2019	14,020	15,970	13,956
2020	13,418	15,069	13,140
2020	13,418	15,505	13,069
2020	15,271	17,975	14,706
2020	16,371	19,008	15,668
2021	17,744	20,393	16,808
2021	19,135	22,314	18,230
2021	19,934	23,914	18,891
2021	19,492	24,014	18,580
2022	18,521	22,900	18,068
2022	17,247	21,492	17,122
2022	16,321	20,738	16,224
2022	16,978	21,420	16,832
2023	16,882	21,051	16,959
2023	17,297	21,929	17,251
2023	18,458	23,798	18,309
2023	18,628	24,121	18,481
2024	20,495	27,072	20,181
2024	21,336	27,978	20,883
2024	22,508	30,020	22,163
2024	23,304	32,439	22,841
2025	23,106	31,819	22,775
2025	23,399	31,648	23,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2055 Fund (Investor Class)	9.67%	11.76%	8.87%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2055 Index (Strategy Benchmark)	11.61	12.27	8.83

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,703,563,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 55,383,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,703,563 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	69.0%
International Equity Funds	29.4
Domestic Bond Funds	0.7
International Bond Funds	0.2
U.S. Treasury Debt	0.1
Short-Term and Other	0.6

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.6%
T. Rowe Price Growth Stock Fund	14.7
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	10.1
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	8.3
T. Rowe Price International Stock Fund	7.0
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049244
Shareholder Report [Line Items]
Fund Name	Retirement 2055 Fund
Class Name	Advisor Class
Trading Symbol	PAROX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2055 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2055 Fund - Advisor Class	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2055 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,330	9,394	9,335
2015	9,593	9,895	9,689
2016	8,863	9,142	8,968
2016	9,618	10,022	9,762
2016	10,014	10,468	10,146
2016	10,022	10,717	10,202
2017	10,724	11,546	10,903
2017	11,289	11,795	11,317
2017	11,700	12,150	11,644
2017	12,328	13,104	12,400
2018	12,558	13,419	12,599
2018	12,550	13,572	12,680
2018	12,910	14,610	13,136
2018	12,222	13,828	12,408
2019	12,653	14,096	12,736
2019	12,524	13,911	12,535
2019	13,152	14,801	13,070
2019	13,865	15,970	13,956
2020	13,258	15,069	13,140
2020	13,249	15,505	13,069
2020	15,067	17,975	14,706
2020	16,152	19,008	15,668
2021	17,491	20,393	16,808
2021	18,847	22,314	18,230
2021	19,623	23,914	18,891
2021	19,183	24,014	18,580
2022	18,207	22,900	18,068
2022	16,951	21,492	17,122
2022	16,032	20,738	16,224
2022	16,655	21,420	16,832
2023	16,561	21,051	16,959
2023	16,962	21,929	17,251
2023	18,080	23,798	18,309
2023	18,239	24,121	18,481
2024	20,051	27,072	20,181
2024	20,861	27,978	20,883
2024	22,000	30,020	22,163
2024	22,755	32,439	22,841
2025	22,542	31,819	22,775
2025	22,819	31,648	23,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2055 Fund (Advisor Class)	9.39%	11.49%	8.60%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2055 Index (Strategy Benchmark)	11.61	12.27	8.83

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,703,563,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 55,383,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,703,563 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	69.0%
International Equity Funds	29.4
Domestic Bond Funds	0.7
International Bond Funds	0.2
U.S. Treasury Debt	0.1
Short-Term and Other	0.6

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.6%
T. Rowe Price Growth Stock Fund	14.7
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	10.1
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	8.3
T. Rowe Price International Stock Fund	7.0
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000049245
Shareholder Report [Line Items]
Fund Name	Retirement 2055 Fund
Class Name	R Class
Trading Symbol	RRTVX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2055 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2055 Fund - R Class	$119	1.14%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2055 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,326	9,394	9,335
2015	9,584	9,895	9,689
2016	8,851	9,142	8,968
2016	9,593	10,022	9,762
2016	9,983	10,468	10,146
2016	9,983	10,717	10,202
2017	10,679	11,546	10,903
2017	11,238	11,795	11,317
2017	11,634	12,150	11,644
2017	12,247	13,104	12,400
2018	12,477	13,419	12,599
2018	12,453	13,572	12,680
2018	12,804	14,610	13,136
2018	12,109	13,828	12,408
2019	12,536	14,096	12,736
2019	12,398	13,911	12,535
2019	13,007	14,801	13,070
2019	13,709	15,970	13,956
2020	13,098	15,069	13,140
2020	13,080	15,505	13,069
2020	14,870	17,975	14,706
2020	15,931	19,008	15,668
2021	17,244	20,393	16,808
2021	18,564	22,314	18,230
2021	19,326	23,914	18,891
2021	18,870	24,014	18,580
2022	17,908	22,900	18,068
2022	16,652	21,492	17,122
2022	15,739	20,738	16,224
2022	16,348	21,420	16,832
2023	16,248	21,051	16,959
2023	16,625	21,929	17,251
2023	17,712	23,798	18,309
2023	17,858	24,121	18,481
2024	19,621	27,072	20,181
2024	20,390	27,978	20,883
2024	21,494	30,020	22,163
2024	22,219	32,439	22,841
2025	22,002	31,819	22,775
2025	22,265	31,648	23,307

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Retirement 2055 Fund (R Class)	9.20%	11.23%	8.33%
Russell 3000 Index (Regulatory Benchmark)	13.12	15.34	12.21
S&P Target Date 2055 Index (Strategy Benchmark)	11.61	12.27	8.83

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,703,563,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 55,383,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,703,563 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	69.0%
International Equity Funds	29.4
Domestic Bond Funds	0.7
International Bond Funds	0.2
U.S. Treasury Debt	0.1
Short-Term and Other	0.6

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.6%
T. Rowe Price Growth Stock Fund	14.7
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	10.1
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	8.3
T. Rowe Price International Stock Fund	7.0
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244830
Shareholder Report [Line Items]
Fund Name	Retirement 2055 Fund
Class Name	I Class
Trading Symbol	TRJMX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement 2055 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2055 Fund - I Class	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2055 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value, as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/13/23	500,000	500,000	500,000
11/30/23	520,214	520,373	520,597
2/29/24	573,061	584,038	568,486
5/31/24	596,527	603,581	588,245
8/31/24	629,874	647,631	624,318
11/30/24	652,104	699,825	643,399
2/28/25	646,915	686,440	641,547
5/31/25	655,734	682,760	656,527

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/13/23
Retirement 2055 Fund (I Class)	9.93%	19.16%
Russell 3000 Index (Regulatory Benchmark)	13.12	22.32
S&P Target Date 2055 Index (Strategy Benchmark)	11.61	19.26

Performance Inception Date	Nov. 13, 2023
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 10,703,563,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 55,383,000
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$10,703,563 Number of Portfolio Holdings26
Holdings [Text Block]
Domestic Equity Funds	69.0%
International Equity Funds	29.4
Domestic Bond Funds	0.7
International Bond Funds	0.2
U.S. Treasury Debt	0.1
Short-Term and Other	0.6

Largest Holdings [Text Block]
T. Rowe Price Value Fund	15.6%
T. Rowe Price Growth Stock Fund	14.7
T. Rowe Price U.S. Large-Cap Core Fund	10.3
T. Rowe Price Equity Index 500 Fund	10.1
T. Rowe Price International Value Equity Fund	8.8
T. Rowe Price Overseas Stock Fund	8.3
T. Rowe Price International Stock Fund	7.0
T. Rowe Price Real Assets Fund	6.4
T. Rowe Price Mid-Cap Growth Fund	3.6
T. Rowe Price Mid-Cap Value Fund	3.3

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless